Schedule of Deposits (Details) (Parenthetical) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 05, 2021	Aug. 30, 2019	Aug. 28, 2019	Dec. 31, 2021
Membership Interest Purchase Agreement [Member] | Buyer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of ownership, percentage			49.00%
Proceeds from sale of ownership			$ 441,000
Membership Interest Purchase Agreement [Member] | MJ Distributing, Inc.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash distributions paid	$ 1,250,000.00
Net of forfeitures shares	200,000
Distribution payment description	(i) a non-refundable down payment in the amount of $300,000 was made on January 15, 2021, (ii) the second payment in the amount of $200,000 was made on February 5, 2021, (iii) a deposit in the amount of $310,000 was paid on February 22, 2021 ($210,000 was a pre-payment against future compensation due under the MIPA3), (iv) $200,000 was deposited on June 24, 2021, (v) $200,000 shall be deposited on or before June 12, 2021, and (vi) $250,000 shall be deposited within five (5) business days after the Nevada Cannabis Compliance Board (“CCB”) provides notice on its agenda that the Licenses are set for hearing to approve the transfer of ownership from the Seller to the Purchaser.
MIPA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for acquisition		$ 441,000
MIPA [Member] | Buyer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for acquisition			$ 3,559,000
Agreement, description				The Agreement also requires the Buyer to make a final payment to the Company of $1,000,000 between 90 and 180 days of issuance of the SUP or no later than April 9, 2020. On June 11, 2020, the Company entered into the First Amendment (“First Amendment”) to the Agreement. Under the terms of the First Amendment, the Closing Purchase Price was adjusted to $441,000, the Buyer was required to make a capital contribution (the “Initial Contribution Payment”) to the Target Company in the amount of $120,000 and the Buyer was required to make an additional cash contribution (the Final Contribution Payment”) in the amount of $240,000. As of the date of this filing, the Buyer has failed to make the Final Contribution Payment.